REVERSE MERGER	12 Months Ended
Dec. 31, 2021
Reverse Merger
REVERSE MERGER

NOTE 3 – REVERSE MERGER

Acquisition of Breunich Holdings, Inc.

On July 6, 2021, Altitude International Holdings, Inc. (“Altitude”) entered into a Share Exchange Agreement (the “Agreement”) with BHI, a Delaware entity. The Agreement closed on July 23, 2021. BHI is a holding company with seven operating LLCs, including CMAS, ITA, Trident, NMBA, NVL, Six Log, and Altitude Wellness. These entities have since been rebranded with “Altitude”-specific names.

Pursuant to the terms of the Agreement, the Company issued 295,986,724 shares of its common stock to the shareholders of BHI in exchange for 100% ownership of BHI (the “Share Compensation”). The Company’s common stock is not historically traded at significant volume which has caused significant fluctuations in the price per share. For the initial valuation, the stock was valued at $0.331 per share per the closing price on July 22, 2021, or $97,971,606. The Company performed a valuation of the BHI acquisition, and the value was determined to be $29,493,398 based on the fair value of BHI at the acquisition date. The goodwill is attributable to common synergies, the workforce.

Greg Breunich, a primary owner and CEO of BHI, was appointed as CEO, CFO and Director of the Company in January 2021 as the two companies worked to finalize the Agreement.

The following table summarizes the consideration given for Altitude and the fair values of the assets and liabilities assumed at the acquisition date.

Consideration given:

Common stock shares given	$29,598,672
Total consideration given	$29,598,672

Fair value of identifiable assets acquired, and liabilities assumed:
Cash	$4,122
Prepaid expenses	39,208
Notes payable	(20,800)
Accounts payable and accrued expenses	(55,008)
Deferred revenue	(126,037)
Shareholder advance	(36,211)
UK Sporting Edge license	300,000
Total identifiable net liabilities	105,274
Goodwill	29,493,398
Total consideration	$29,598,672

Accounting Treatment of the Merger

For financial reporting purposes, the Share Exchange represented a “reverse merger” and BHI was deemed to be the accounting acquirer in the transaction. The Share Exchange has been accounted for as a reverse-merger.

Breunich Holdings, Inc. is deemed to be the acquirer for financial reporting purposes, and Altitude International Holdings, Inc. is treated as the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Share Exchange are those of BHI and are recorded at the historical cost basis of BHI, and the financial statements after completion of the Share Exchange will include the assets and liabilities of ALTD and BHI, and the historical operations of BHI and ALTD from the acquisition date forward.

Goodwill is not deductible for income tax purposes.

The information below represents the revenues and earnings of the combined entities as if the business combination had occurred on January 1, 2020:

	2021	2020
Revenues	$6,595,867	$5,525,596
Net loss	$(5,015,908)	$(433,834)

The amount of revenues and net loss in the consolidated Statement of Operations attributable to the acquired entity for the year ended December 31, 2021 is $0 and $914,059, respectively.